RULE 24F-2 NOTICE
                                       FOR
                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                   FILE NO. 33-90684, 333-34199 and 333-71753


Fiscal period for which notice is filed                           12/31/00

Securities registered and unsold at the beginning of
the fiscal year                                                          0

Securities registered during this year other than
pursuant to Rule 24f-2                                                   0


Sale price of accumulation units sold during fiscal
year ending December 31, 2000                                 $ 28,993,799


Aggregate sale price of accumulation units sold during
the fiscal year ended December 31, 2000                       $ 28,993,799


Redemption price of accumulation units redeemed during
the fiscal year ending December 31, 2000                      $  7,060,170



Total amount upon which fee calculation is based              $ 21,933,629


Fee submitted (.00025)                                        $      5,483




                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                                 BY JOHN OEHMKE


                                /s/ John Oehmke

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER